Castmor Resources, Ltd.
           427 Princess Street, Suite 406, Kingston, Ontario  K7L 5S9
                 Tel:  (613) 617-5107     Fax:  (613) 383-0247

                                                                  March 24, 2011

VIA  EDGAR  AND  POST

H.  Roger  Schwall
Assistant  Director
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street,  N.E.
Washington,  D.C.  20549-4628

     Re:     CASTMOR  RESOURCES  LTD.
             AMENDMENT NO. 2 TO REGISTRATION STATEMENT ON FORM S-1 FILED FEBRUARY 28, 2011
             FILE  NO.  333-169764

             AMENDMENT  NO.  1  TO  ANNUAL  REPORT  ON  FORM  10-K
             FILED  FEBRUARY  25,  2011
             FILE  NO.  001-34039

Dear  Mr.  Schwall:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 3 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. Three copies of the Registration Statement that have been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 3.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, March 17, 2011. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

General

1. We have provided in this letter the written statement requested under the heading "Closing Comments" in the Staff's letter dated December 21, 2010.

Risk Factors, page 5

2. In response to the Staff's comment, we advise that we still do not fully appreciate the specific risk identified by the Staff, or how it is distinguished from the risks ordinarily present in any other business or corporation. We note that the Staff have not responded to our request for guidance concerning the risk they allude to, except to suggest that previous involvement with acquisitions and business combinations involving public start-up mining companies is sufficient in and of itself to constitute a risk. We have amended the Risk Factors section of the Registration Statement in response to the Staff's comment (see Risk Factor No. 8, page 6, of the Prospectus), but without the Staff providing the requested guidance as to the risk to investors that is not otherwise inherent in any investment in a public company, we will be unable to provide any greater specificity in our disclosure.

Management's Discussion and Analysis of Financial Condition and Result of Operations, page 21

Results of Operations, page 22

Year Ended August 31, 2010 Compared to the Year Ended December 31, 2009

3. In response to the Staff's comment, we have revised the title of our discussion to correct the typographical error. We have furthermore corrected the number used in our discussion (at page 23 of the Prospectus) to agree with our financial statements.

Directors, Executive Officers, Promoters and Control Persons, page 23

4. In response to the Staff's comment, we have expanded our disclosure concerning Mr. Quijada's other employment as an independent consultant (at page 24 of the Prospectus).

Executive Compensation, page 24

5. In response to the Staff's comment, we have revised the disclosure with respect to "our officers and directors" (at page 25 of the Prospectus).

Security Ownership of Certain Beneficial Owners and Management, page 24

6. In response to the Staff's comment, we have added the requested column (at page 26 of the Prospectus).

Index to Financial Statements, page F-1

Balance Sheets, page F-3

7. In response to the Staff's comment, we advise that our prepaid expenses were, in fact, paid from the proceeds of the private placement of August 30, 2010 and the loan of August 31, 2010. We refer the Staff to the Balance Sheets and the line items thereon headed "Promissory Note" under Current Liabilities and "Share subscriptions received" under Stockholders Equity. We have revised our discussion under Liquidity and Capital Resources (at page 23 of the Prospectus) to make the source of the prepaid expenses clearer.

Statements of Operations and Comprehensive Loss, page F-4

8. In response to the Staff's comment, we have revised the line items referred to by the Staff on pages F-4 and F-14.

Note 3 - Mineral Property Interest, page F-9

9. In response to the Staff's comment, we advise that this mineral property was acquired on September 20, 2010 and was impaired at the end of the quarter, November 30, 2010, as a result of the conservative consideration.

Exhibit 23.1

10. In response to the Staff's comment, the auditor has revised the reference to the date of the audit report.

Amendment No. 2 to Form 10-K for Fiscal Year Ended August 31, 2010

General

11. In response to the Staff's comment, we have made the requested amendments.

12.     In response to the Staff's comment, we have inserted page numbers.

Item 9A.  Controls and Procedures

Changes in Disclosure Controls and Procedures

13. In response to the Staff's comment, we confirm that we will conform our disclosure to the item requirement in future filings.

Item 10. Directors, Executive Officers, Promoters and Control Persons; Compliance with Section 16(a) of the Exchange Act

14. In response to the Staff's comment, we have added the required disclosure concerning compliance with s. 16(a) of the Securities Exchange Act of 1934 (at page 28).

Exhibit 31.1  Certifications

25. In response to the Staff's comment, we have revised the language of the certification.

26. In response to the Staff's comment, we have updated the date of our certifications.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We further acknowledge that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Castmor Resources Ltd. from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

We further acknowledge that Castmor Resources Ltd. may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

                                        Yours very truly,

                                        /s/ Alfonso Quijada
                                        Alfonso Quijada
                                        President

Enclosures